Income Tax - Schedule of Tax on Losses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Charge for the period	$ 14,515	$ 57,256	$ 112,323	$ 64,343	$ 28,516
Deferred		203	3,395	1,360	280,295
Total tax expense for the period	$ 14,515	$ 57,459	$ 108,928	$ 62,983	$ (251,779)